Stockholder's Equity - Summary of Stock Options Plan Activity (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	(2,508,500)	(3,805,400)
Forfeited	264,676	563,024
Expired	6,580	144,444
Stock Option Plan Activity under 2000 Plan and 2009 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Beginning Balance	2,004,464	466,796
Authorized	3,000,000	4,675,600
Granted	(2,508,500)	(3,845,400)
Forfeited	292,676	563,024
Expired	6,580	144,444
Ending Balance	2,795,220	2,004,464